Revenue and Consolidated Segment Data - Schedule of Disaggregation Information of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 18,207,186	$ 17,566,844
Percentage of Total Revenue	100.00%	100.00%
Cash-In-Transit – Non-Dedicated Vehicles (CIT Non-DV) [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 6,297,955	$ 6,016,286
Percentage of Total Revenue	34.60%	34.20%
Cash-In-Transit - Dedicated Vehicle to Banks (CIT DV) [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 1,914,764	$ 1,765,869
Percentage of Total Revenue	10.50%	10.10%
ATM Management [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 3,349,420	$ 3,293,725
Percentage of Total Revenue	18.40%	18.70%
Cash Processing (CPC) [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 2,133,633	$ 1,710,792
Percentage of Total Revenue	11.70%	9.70%
Cash Center Operations (CCT) [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 903,368	$ 857,109
Percentage of Total Revenue	5.00%	4.90%
Consolidate Cash Center (CCC) [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 285,110	$ 276,137
Percentage of Total Revenue	1.60%	1.60%
Cash Deposit Management Solutions (GDM) [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 2,176,285	$ 1,842,026
Percentage of Total Revenue	12.00%	10.50%
AI&Robotics Solution [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 107,470	$ 131,142
Percentage of Total Revenue	0.60%	0.80%
General Security Solutions [Member]
Schedule of Disaggregation Information of Revenue [Line Items]
Total	$ 1,039,181	$ 1,673,758
Percentage of Total Revenue	5.60%	9.50%